Acquisitions, increases in controlling interests and divestments (Details 2) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($) Y	Dec. 31, 2010 USD ($) Y	Dec. 31, 2009 USD ($)	Dec. 31, 2010 Business acquisitions in 2010 USD ($) Y	Dec. 31, 2010 ABB Limited, India USD ($)	Dec. 31, 2010 ABB Limited, India INR
Increase in controlling interests
Ownership interest in ABB Limited, India, before increase (as a percent)					52.00%
Ownership interest in ABB Limited, India, after increase (as a percent)					75.00%
Acquisition of noncontrolling interests	$ 13	$ 956	$ 48		$ 956
Offer price per share (in rupees per share)						900
Charge to "Capital stock and additional paid-in capital"					838
Divestments
Proceeds from divestments	8	83	16
Net gains (losses) recognized on divestments	1	12	(1)
Aggregate preliminary purchase consideration for business acquisitions
Weighted-average useful life of acquired intangible assets (in years/months)	14	8		8
Allocated amount, Intangible assets	1,853			356
Allocated amount, deferred tax liabilities	(792)			(147)
Allocated amount, Other assets and liabilities, net	47			(25)
Allocated amount, Goodwill	3,261			1,091
Aggregate preliminary purchase price of business acquisitions				$ 1,275